Convertible Notes Payable (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 07, 2016
Debt Instrument [Line Items]
Face Value	$ 1,835,983	$ 1,078,500	$ 600,000
Unamortized Discount	(689,883)	(266,642)	(114,332)
Convertible notes payable, net of original issue discount and debt discount	350,867	811,858	485,668
Less: convertible notes payable, long term portion	795,233
Convertible notes payable, current portion	350,867	811,858
$550k Note - July 2016 [Member]
Debt Instrument [Line Items]
Face Value	612,409	550,000	550,000	$ 550,000
Unamortized Discount			(96,631)
Convertible notes payable, net of original issue discount and debt discount		550,000	453,369
Convertible notes payable, current portion				$ 388,521
$50k Note - July 2016 [Member]
Debt Instrument [Line Items]
Face Value	59,771	50,000	50,000
Unamortized Discount			(17,701)
Convertible notes payable, net of original issue discount and debt discount		50,000	32,299
$111k Note - May 2017 [Member]
Debt Instrument [Line Items]
Face Value	123,053	111,000
Unamortized Discount		(6,931)
Convertible notes payable, net of original issue discount and debt discount		104,069
$53k Note - July 2017 [Member]
Debt Instrument [Line Items]
Face Value		53,000
Unamortized Discount		(19,946)
Convertible notes payable, net of original issue discount and debt discount		33,054
$35k Note - September 2017 [Member]
Debt Instrument [Line Items]
Face Value		35,000
Unamortized Discount		(20,676)
Convertible notes payable, net of original issue discount and debt discount		14,324
$55k Note - September 2017 [Member]
Debt Instrument [Line Items]
Face Value		55,000
Unamortized Discount		(38,274)
Convertible notes payable, net of original issue discount and debt discount		16,726
$53k Note II - October 2017 [Member]
Debt Instrument [Line Items]
Face Value		53,000
Unamortized Discount		(39,939)
Convertible notes payable, net of original issue discount and debt discount		13,061
$171.5k Note - October 2017 [Member]
Debt Instrument [Line Items]
Face Value	171,500	171,500
Unamortized Discount		(140,876)
Convertible notes payable, net of original issue discount and debt discount		$ 30,624
$57.8k Note - January 2018 [Member]
Debt Instrument [Line Items]
Face Value	57,750
$112.8k Note - February 2018 [Member]
Debt Instrument [Line Items]
Face Value	112,750
$83k Note - February 2018 [Member]
Debt Instrument [Line Items]
Face Value	83,000
$105k Note - March 2018 [Member]
Debt Instrument [Line Items]
Face Value	105,000
$63k Note - April 2018 [Member]
Debt Instrument [Line Items]
Face Value	63,000
$57.8k Note - April 2018 [Member]
Debt Instrument [Line Items]
Face Value	57,750
$90k Note - April 2018 [Member]
Debt Instrument [Line Items]
Face Value	90,000
$53k Note II - April 2018 [Member]
Debt Instrument [Line Items]
Face Value	53,000
$68.3k Note - May 2018 [Member]
Debt Instrument [Line Items]
Face Value	68,250
$37k Note May 2018 [Member]
Debt Instrument [Line Items]
Face Value	37,000
$63k Note II - May 2018 [Member]
Debt Instrument [Line Items]
Face Value	63,000
$78.8k Note - May 2018 [Member]
Debt Instrument [Line Items]
Face Value	$ 78,750